Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following provides operating information about the Company’s reportable segments for the periods presented (in thousands):

	GTY	Bonfire	CityBase	eCivis	OpenCounter	Questica	Sherpa	Eliminations	Total
Successor
February 19, 2019 through March 31, 2019
Total revenues	$-	$426	$936	$408	$127	$869	$268	$-	$3,034
Cost of revenues	-	107	893	206	36	263	71	-	1,576
Loss from operations	(18,240)	(2,413)	(3,908)	(1,134)	(242)	(11,366)	(3,164)	-	(40,468)

Predecessor
January 1, 2019 through February 18, 2019
Total revenues	$-	$593	$820	$673	$298	$1,913	$631	$-	$4,928
Cost of revenues	-	124	746	267	51	296	130	-	1,614
Loss from operations	-	(741)	(1,499)	(265)	46	550	354	-	(1,555)

Predecessor
January 1, 2018 through March 31, 2018
Total revenues	$-	$659	$1,245	$1,135	$391	$2,593	$767	$-	$6,790
Cost of revenues	-	148	902	387	124	465	73	-	2,099
Loss from operations	-	(787)	(1,773)	(237)	(76)	561	506	-	(1,806)

Successor
As of March 31, 2019
Goodwill	$-	$81,964	$119,741	$47,397	$22,524	$57,479	$3,497	$-	$332,602
Assets	23,050	110,477	170,863	61,202	32,244	102,119	6,629	(5,920)	500,664

Predecessor
As of December 31, 2018
Goodwill	$-	$-	$123	$585	$-	$1,810	$-	$-	$2,518
Assets	-	6,329	7,215	2,621	316	11,710	1,377	-	29,568